Financial assets at fair value through the income statement (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Loans and advances	£ 339,115	£ 326,406
Reverse repurchase agreements	3,379	2,308
Other financial assets	1,375	1,006
Financial assets at fair value through the income statement	133,086	149,648
Financial assets at fair value through the income statement [member]
Disclosure of financial assets [line items]
Loans and advances	22,692	19,524
Debt securities	5,249	4,522
Equity securities	7,495	6,019
Reverse repurchase agreements	96,887	119,041
Other financial assets	763	542
Financial assets designated at fair value [member]
Disclosure of financial assets [line items]
Loans and advances	4,900	5,267
Debt securities	3,995	3,855
Equity securities	0	0
Reverse repurchase agreements	40	106
Other financial assets	0	0
Financial assets at fair value through the income statement	8,935	9,228
Financial assets mandatorily at fair value [member]
Disclosure of financial assets [line items]
Loans and advances	22,692	19,524
Debt securities	5,249	4,522
Equity securities	7,495	6,019
Reverse repurchase agreements	96,887	119,041
Other financial assets	763	542
Financial assets at fair value through the income statement	£ 133,086	£ 149,648